Shareholder Fees - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO	Dec. 30, 2023 USD ($)
BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO | Fidelity Overseas Fund
Shareholder Fees:
(fees paid directly from your investment)	none